Subsequent Events	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the balance sheet was issued and available for issuance. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 11 — Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through March 29, 2021, the date the financial statements were available to be issued, require potential adjustment to or disclosure in the financial statements. Other than described below, no other events required recognition or disclosure.

The remaining unexercised over-allotment option expired on January 8, 2021; thus, 587,500 shares of Class B common stock held by the Sponsor were forfeited.